Deferred Tax and Income Tax (Details) - Schedule of Roll Forward of Net Deferred Tax - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Roll Forward of Net Deferred Tax [Abstract]
Balance at beginning of year	$ 1,071,807
Incorporated through the business combination		1,297,436
Credited to profit & loss	(1,046,985)	(234,542)
Charged to Other Comprehensive Income	47,274	8,913
Balance at year end	$ 72,096	$ 1,071,807